ADVANCED SERIES TRUST

AST Large-Cap Growth Portfolio

Supplement dated June 13, 2024 to the

Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for Advanced Series Trust (the Trust) and the Summary Prospectus relating to the AST Large-Cap Growth Portfolio, (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective December 31, 2024, Ms. Erica Furfaro will be added to the Portfolio’s portfolio management team and Mr. Peter Bourbeau will be removed from the Portfolio’s portfolio management team.

To reflect this change, the Portfolio’s Summary Prospectus, Prospectus and SAI are hereby be revised as follows effective December 31, 2024:

I.All references to Mr. Bourbeau will be removed from the Trust’s Prospectus and SAI and the Summary Prospectus relating to the Portfolio.

II.The table in the section of the Summary Prospectus and Prospectus entitled “Summary: AST Large-Cap Growth Portfolio

– Management of the Portfolio,” will be revised by adding the following information with respect to Ms. Furfaro:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers

PGIM	Clearbridge	Ms. Erica	Director,	December 2024
Investments	Investments,	Furfaro	Portfolio
LLC; AST	LLC		Manager
Investment
Services, Inc.

III. The following will be added after the last paragraph in the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Manager – AST Large-Cap Growth Portfolio – Clearbridge Segment” Portfolio Manager:

Erica Furfaro, Ms. Furfaro is a Director and Portfolio Manager of ClearBridge. Ms. Furfaro joined ClearBridge in 2019. Prior to joining ClearBridge, she worked as a Sector Head at Millennium Partners, an Analyst at York Capital Management, an Analyst at the Carlyle Group, and an Investment Banking Analyst at Merrill Lynch & Co. She has 19 years of investment industry experience.

IV.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Large-Cap Growth
Portfolio” will be revised by adding the following information with respect to Ms. Furfaro:

	Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
		Managers	Investment	Investment	(in millions)	of Portfolio
			Companies*	Vehicles*		Securities*
			(in millions)	(in millions)
	Clearbridge	Erica	None	None	None	None
	Investments,	Furfaro
LLC

*Information as of May 31, 2024

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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